Provisions	12 Months Ended
Dec. 31, 2019
Disclosure of provisions [text block] [Abstract]
Disclosure of provisions [text block]

Note 17 - Provisions

			Dismantling
			and clearing
			of cellular
	Customer	Additional	and other
	claims	legal claims	sites	Total
	NIS	NIS	NIS	NIS

Balance as at January 1, 2019	134	35	44	213

Provisions created	22	7	11	40
Provisions used	(31)	(26)	-	(57)
Provisions cancelled	(14)	(7)	(1)	(22)

Balance as at December 31, 2019	111	9	54	174

Current	111	9	5	125
Non-current	-	-	49	49
	111	9	54	174

Claims

For details of legal claims, see Note 22.